------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number:    3235-0578
                                                        Expires:    May 31, 2007
                                                        Estimated average burden
                                                        hours per response.21.09
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08529

                                 Memorial Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             6550 Directors Parkway
                                Abilene, TX 79606
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-263-5593

Date of fiscal year end: 12/31/2006

Date of reporting period: 03/31/06

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2006 (Unaudited)
Memorial Government Bond Fund

          Principal
           Amount                                                                 Value
         -----------                                                           -----------
                      U.S. GOVERNMENT & AGENCY OBLIGATIONS - 95.03%
                      FFCB - 17.78%
             300,000   3.21%, 08/16/2007                                       $   292,512
             300,000   3.25%, 06/15/2007                                           293,510
             250,000   3.65%, 03/16/2009                                           239,902
             300,000   4.30%, 11/18/2009                                           290,879
             300,000   4.50%, 10/24/2007                                           297,307
             500,000   4.70%, 05/25/2010                                           488,566
             500,000   4.72%, 01/18/2008 (a)                                       500,213
             300,000   4.95%, 11/12/2013                                           295,725
             400,000   5.00%, 12/12/2012                                           389,316
             300,000   5.40%, 10/06/2015                                           293,127
             250,000   6.23%, 12/21/2018                                           247,252
                                                                               -----------
                                                                                 3,628,309
                                                                               -----------

                      FHLB - 23.55%
             300,000   2.875%, 04/19/2007                                          293,180
             110,000   3.00%, 10/19/2009 (a)                                       107,912
             300,000   3.75%, 09/29/2006                                           298,012
             300,000   4.275%, 06/27/2008                                          294,793
             300,000   4.375%, 10/27/2006                                          298,726
             300,000   4.625%, 08/25/2008                                          296,289
             300,000   4.85%, 09/27/2010                                           292,607
             200,000   4.90%, 11/21/2007                                           199,091
             250,000   5.00%, 01/26/2009                                           247,947
             300,000   3.00%, 10/15/2008                                           285,475
             200,000   3.25%, 09/30/2009                                           193,230
             300,000   3.40%, 12/30/2008                                           287,119
             100,000   4.20%, 08/27/2009 (a)                                        97,823
             500,000   4.625%, 08/09/2010 (a)                                      496,535
             300,000   5.17%, 09/22/2014                                           290,774
             300,000   5.375%, 02/15/2007                                          300,570
             500,000   6.795%, 06/30/2009                                          525,738
                                                                               -----------
                                                                                 4,805,821
                                                                               -----------

                      FHLMC - 23.48%
             300,000   Series MTN, 2.25%, 12/04/2006                               294,356
             400,000   Series *, 2.35%, 06/16/2006                                 397,876
             300,000   Series MTN1, 3.00%, 05/26/2006                              299,104
             300,000   Series 1, 3.75%, 11/15/2006                                 297,487
             300,000   4.50%, 02/15/2008                                           296,354
             300,000   4.68%, 08/15/2006                                           294,562
           1,000,000   4.75%, 12/08/2010                                           982,104
             443,672   5.00%, 08/15/2015                                           434,130
             409,864   Series 3058, 5.50%, 10/15/2035                              406,521
             300,000   Series MTN, 6.00%, 11/20/2015                               298,921
             356,201   Series 15, 7.00%, 07/25/2023                                365,799
             400,000   7.00%, 03/15/2010                                           426,277
                                                                               -----------
                                                                                 4,793,491
                                                                               -----------

                      FNMA - 21.79%
             300,000   3.25%, 07/12/2006                                           298,554
             500,000   4.50%, 08/04/2008                                           493,774
           1,100,000   Pool 386008, 4.52%, 04/01/2013                            1,063,180
             200,000   5.00%, 12/13/2007                                           199,198
             500,000   5.125%, 07/20/2012                                          488,800
             300,000   6.00%, 09/01/2015                                           297,720
             100,000   6.00%, 05/28/2014                                            99,794
             283,866   Pool 754289, 6.00%, 11/01/2033                              284,018
             672,601   Pool 545759, 6.50%, 07/01/2032                              687,673
             500,000   7.25%, 01/15/2010                                           535,728
                                                                               -----------
                                                                                 4,448,439
                                                                               -----------

                      GNMA - 8.43%
             469,605   Pool 648337, 5.00%, 10/15/2020                              461,629
           1,000,000   Series 2003-81, 6.00%, 03/20/2029                         1,008,557
             241,149   Pool 476998, 6.50%, 07/15/2029                              250,401
                                                                               -----------
                                                                                 1,720,587
                                                                               -----------

                      TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS                19,396,647
                                                                               -----------
                     (Cost $19,682,265)

           Shares                                                                Value
         -----------                                                           -----------
                       SHORT TERM INVESTMENTS - 4.43%
             419,339   Merrimac Treasury Plus Series Fund, 4.11% (b)               419,339
             486,058   Merrimac US Government Series Fund, 4.12% (b)               486,058
                                                                               -----------
                       TOTAL SHORT TERM INVESTMENTS (Cost $905,397)                905,397
                                                                               -----------
                       Total Investments (Cost $20,587,662) - 99.46%            20,302,044
                       Other Assets in Excess of Liabilities, Net 0.54%            109,892
                                                                               -----------
                       TOTAL NET ASSETS - 100.00%                              $20,411,936
                                                                               ===========


Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

                                   Cost          Gross           Gross           Net
                                    of         Unrealized      Unrealized     Unrealized
                                Investments   Appreciation    Depreciation    Gain/(Loss)
                                ----------------------------------------------------------
Memorial Government Bond Fund   $20,587,662   $     16,710    $   (302,328)   $   (285,618)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a) Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2005.
(b) Variable rate security; the yield shown represents the rate at March 31, 2006.

Schedule of Investments
March 31, 2006 (Unaudited)
Memorial Growth Equity Fund

         Shares                                                          Value
         -------                                                      ------------
                 COMMON STOCKS - 95.51%
                 Advertising - 2.04%
           5,500 Getty Images, Inc. (a)                               $    411,840
                                                                      ------------
                 Banks - 1.97%
           8,750 Bank of America Corp.                                     398,475
                                                                      ------------
                 Biotechnology - 4.47%
           3,400 Genentech, Inc. (a)                                       287,334
           5,150 Genzyme Corp. (a)                                         346,183
           4,327 Gilead Sciences, Inc. (a)                                 269,226
                                                                      ------------
                                                                           902,743
                                                                      ------------

                 Chemicals - 1.64%
           8,650 Ecolab, Inc.                                              330,430
                                                                      ------------
                 Coal - 1.22%
           4,900 Peabody Energy Corp.                                      247,009
                                                                      ------------
                 Computer Software & Services - 4.13%
          30,600 Microsoft Corp.                                           832,626
                                                                      ------------
                 Computers - 4.87%
           4,000 Apple Computer, Inc. (a)                                  250,880
           7,100 Autodesk, Inc. (a)                                        273,492
           7,700 Cognizant Technology Solutions Corp. (a)                  458,073
                                                                      ------------
                                                                           982,445
                                                                      ------------

                 Cosmetics & Toiletries - 3.63%
          12,725 Procter & Gamble Co.                                      733,215
                                                                      ------------
                 Diversified Financial Services - 4.77%
           5,300 Franklin Resources, Inc.                                  499,472
           8,900 SLM Corp.                                                 462,266
                                                                      ------------
                                                                           961,738
                                                                      ------------

                 Electrical Components & Equipment - 2.12%
           5,125 Emerson Electric Co.                                      428,604
                                                                      ------------
                 Electronics - 1.20%
           5,650 Jabil Circuit, Inc. (a)                                   242,159
                                                                      ------------
                 Financial Data Processing Services - 1.83%
           8,875 Paychex, Inc.                                             369,732
                                                                      ------------
                 Financial Services - 2.50%
           9,600 American Express Co.                                      504,480
                                                                      ------------
                 Food - 3.15%
           5,100 The Hershey Co.                                           266,373
           5,550 Whole Foods Market, Inc.                                  368,742
                                                                      ------------
                                                                           635,115
                                                                      ------------

                 Food & Beverages - 2.99%
          10,450 PepsiCo, Inc.                                             603,906
                                                                      ------------
                 Healthcare - Products - 3.72%
           2,900 C R Bard, Inc.                                            196,649
           3,375 Medtronic, Inc.                                           171,281
           9,350 St. Jude Medical, Inc. (a)                                383,350
                                                                      ------------
                                                                           751,280
                                                                      ------------

                 Healthcare - Services - 2.20%
           7,950 UnitedHealth Group, Inc.                                  444,087
                                                                      ------------
                 Insurance - 3.93%
           7,400 American International Group, Inc.                        489,066
           3,775 The Hartford Financial Services Group, Inc.               304,076
                                                                      ------------
                                                                           793,142
                                                                      ------------

                 Internet Software & Services - 4.02%
           7,000 EBay, Inc. (a)                                            273,420
          16,700 Yahoo, Inc. (a)                                           538,742
                                                                      ------------
                                                                           812,162
                                                                      ------------

                 Machinery - Construction & Mining - 1.89%
           5,300 Caterpillar, Inc.                                         380,593
                                                                      ------------
                 Machinery - Diversified - 1.46%
           4,100 Rockwell Automation, Inc.                                 294,831
                                                                      ------------
                 Metal Fabricate & Hardware - 1.71%
           5,800 Precision Castparts Corp.                                 344,520
                                                                      ------------
                 Miscellaneous Manufacturing - 6.81%
           7,375 Danaher Corp.                                             468,681
          15,570 General Electric Co.                                      541,525
           3,900 Textron, Inc.                                             364,221
                                                                      ------------
                                                                         1,374,427
                                                                      ------------

                 Oil & Gas - 2.39%
           2,800 Apache Corp.                                              183,428
           4,100 Halliburton Co.                                           299,382
                                                                      ------------
                                                                           482,810
                                                                      ------------

                 Oil & Gas Services - 2.51%
           5,850 BJ Services Co.                                           202,410
           2,400 Schlumberger Ltd.                                         303,768
                                                                      ------------
                                                                           506,178
                                                                      ------------

                 Pharmaceuticals - 3.72%
           3,100 Cardinal Health, Inc.                                     231,012
           9,100 Medco Health Solutions, Inc. (a)                          520,702
                                                                      ------------
                                                                           751,714
                                                                      ------------

                 Retail - 9.57%
           5,762 Cheesecake Factory, Inc. (a)                              215,787
          14,350 CVS Corp.                                                 428,634
           3,750 JC Penney Co., Inc.                                       226,538
           7,550 Lowe's Companies, Inc.                                    486,522
           7,650 Starbucks Corp. (a)                                       287,946
          11,620 Urban Outfitters, Inc. (a)                                285,155
                                                                      ------------
                                                                         1,930,582
                                                                      ------------

                 Semiconductors - 1.22%
           6,775 Microchip Technology, Inc.                                245,932
                                                                      ------------
                 Software - 1.44%
           8,300 Adobe Systems, Inc. (a)                                   289,836
                                                                      ------------
                 Telecommunications - 6.39%
           4,800 Harris Corp.                                              226,992
           7,400 NII Holdings, Inc. (a)                                    436,378
           4,425 Qualcomm, Inc.                                            223,949
          15,550 Sprint Nextel Corp.                                       401,812
                                                                      ------------
                                                                         1,289,131
                                                                      ------------

                 TOTAL COMMON STOCKS (Cost $17,499,310)                 19,275,742
                                                                      ------------
                 SHORT TERM INVESTMENTS - 5.78%
         648,303 Merrimac Treasury Plus Series Fund, 4.11% (b)             648,303
         517,158 Merrimac US Government Series Fund, 4.12% (b)             517,158
                                                                      ------------
                 TOTAL SHORT TERM INVESTMENTS (Cost $1,165,461)          1,165,461
                                                                      ------------
                 Total Investments  (Cost $18,664,771) - 101.29%        20,441,203
                 Liabilities in Excess of Other Assets, Net (1.29)%       (259,838)
                                                                      ------------
                 TOTAL NET ASSETS - 100.00%                           $ 20,181,365
                                                                      ============

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

                                Cost          Gross          Gross          Net
                                 of         Unrealized     Unrealized     Unrealized
                             Investments   Appreciation   Depreciation    Gain/(Loss)
                             ---------------------------------------------------------
Memorial Growth Equity Fund  $18,707,971   $  2,065,940   $  (332,708)   $ 1,733,232

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a)   Non-income producing security
(b) Variable rate security; the yield shown represents the rate at March 31, 2006.

Schedule of Investments
March 31, 2006 (Unaudited)
Memorial Value Equity Fund


         Shares                                                          Value
         -------                                                      ------------
                 COMMON STOCKS - 98.80%
                 Apparel - 2.95%
           2,633 Nike, Inc.                                           $    224,068
           4,190 VF Corp.                                                  238,411
                                                                      ------------
                                                                           462,479
                                                                      ------------

                 Banks - 3.94%
           6,425 Bank of America Corp.                                     292,595
           9,013 Bank of New York Company, Inc.                            324,828
                                                                      ------------
                                                                           617,423
                                                                      ------------

                 Beverages - 4.90%
           5,833 Anheuser-Busch Companies, Inc.                            249,477
          13,399 Coca-Cola Enterprises, Inc.                               272,536
           5,844 Coca-Cola Co.                                             244,688
                                                                      ------------
                                                                           766,701
                                                                      ------------

                 Building Materials - 1.89%
           9,128 Masco Corp.                                               296,569
                                                                      ------------
                 Chemicals - 3.97%
           7,188 E.I. Du Pont De Nemours & Co.                             303,406
           5,035 PPG Industries, Inc.                                      318,967
                                                                      ------------
                                                                           622,373
                                                                      ------------

                 Commercial Services - 1.42%
          12,867 Cendant Corp.                                             223,242
                                                                      ------------
                 Computer Software & Services - 2.04%
          11,741 Microsoft Corp.                                           319,473
                                                                      ------------
                 Computers - 1.94%
           3,681 International Business Machines Corp.                     303,572
                                                                      ------------
                 Cosmetics/Personal Care - 2.00%
           5,487 Colgate-Palmolive Co.                                     313,308
                                                                      ------------
                 Diversified Financial Services - 2.02%
           7,593 JPMorgan Chase & Co.                                      316,173
                                                                      ------------
                 Electronics - 2.45%
          36,303 Symbol Technologies, Inc.                                 384,086
                                                                      ------------
                 Entertainment & Leisure - 1.59%
           6,394 Brunswick Corp.                                           248,471
                                                                      ------------
                 Financial Services - 1.86%
           6,167 Citigroup, Inc.                                           291,267
                                                                      ------------
                 Food - 3.21%
           5,104 General Mills, Inc.                                       258,671
           7,634 SYSCO Corp.                                               244,669
                                                                      ------------
                                                                           503,340
                                                                      ------------

                 Forest Products & Paper - 2.27%
          10,294 International Paper Co.                                   355,864
                                                                      ------------
                 Healthcare - Products - 2.02%
           1,730 Johnson & Johnson                                         102,451
           4,220 Medtronic, Inc.                                           214,165
                                                                      ------------
                                                                           316,616
                                                                      ------------

                 Healthcare - Services - 1.49%
           5,091 HCA, Inc.                                                 233,117
                                                                      ------------
                 Household Products - 0.66%
           1,275 Fortune Brands, Inc.                                      102,803
                                                                      ------------
                 Household Products/Wares - 1.63%
           4,355 Avery Dennison Corp.                                      254,680
                                                                      ------------
                 Housewares - 1.68%
          10,425 Newell Rubbermaid, Inc.                                   262,606
                                                                      ------------
                 Insurance - 1.82%
           4,309 American International Group, Inc.                        284,782
                                                                      ------------
                 Internet Software & Services - 1.33%
           5,324 EBay, Inc. (a)                                            207,955
                                                                      ------------
                 Leisure Time - 1.75%
           5,278 Harley Davidson, Inc.                                     273,823
                                                                      ------------
                 Media - 3.32%
           8,537 Clear Channel Communications, Inc.                        247,658
           3,975 The Walt Disney Co.                                       110,863
           4,146 Viacom Corp. (a)                                          160,865
                                                                      ------------
                                                                           519,386
                                                                      ------------

                 Mining - 2.39%
          12,234 Alcoa, Inc.                                               373,871
                                                                      ------------
                 Miscellaneous Manufacturing - 9.00%
           3,356 3M Co.                                                    254,016
           4,270 Eaton Corp.                                               311,582
           7,457 General Electric Co.                                      259,354
           2,975 Illinois Tool Works, Inc.                                 286,522
          12,215 Leggett & Platt, Inc.                                     297,680
                                                                      ------------
                                                                         1,409,154
                                                                      ------------

                 Oil & Gas - 4.72%
           2,000 Baker Hughes, Inc.                                        136,800
           2,500 Chevron Corp.                                             144,925
           2,000 Noble Corp.                                               162,200
           1,800 Sunoco, Inc.                                              139,626
           2,600 Valero Energy Corp.                                       155,428
                                                                      ------------
                                                                           738,979
                                                                      ------------

                 Packaging & Containers - 2.32%
          11,485 Bemis Company, Inc.                                       362,696
                                                                      ------------
                 Pharmaceuticals - 4.64%
          14,262 Bristol Myers Squibb Co.                                  350,988
          10,660 Merck & Company, Inc.                                     375,552
                                                                      ------------
                                                                           726,540
                                                                      ------------

                 Retail - 4.96%
           2,520 Home Depot, Inc.                                          106,596
           4,765 Kohls Corp. (a)                                           252,592
           2,290 Walgreen Co.                                               98,768
           6,762 Wal-Mart Stores, Inc.                                     319,437
                                                                      ------------
                                                                           777,393
                                                                      ------------

                 Savings & Loans - 1.94%
           7,140 Washington Mutual, Inc.                                   304,307
                                                                      ------------
                 Semiconductors - 2.09%
          18,739 Applied Materials, Inc.                                   328,120
                                                                      ------------
                 Software - 2.24%
              58 CA, Inc.                                                    1,578
           7,445 First Data Corp.                                          348,575
                                                                      ------------
                                                                           350,153
                                                                      ------------

                 Telecommunications - 6.76%
          12,688 AT&T, Inc.                                                343,083
           5,518 Bellsouth Corp.                                           191,199
          15,400 Verizon Communications, Inc.                              524,524
                                                                      ------------
                                                                         1,058,806
                                                                      ------------

                 Transportation - 3.59%
           4,847 CSX Corp.                                                 289,850
           3,434 United Parcel Service, Inc.                               272,591
                                                                      ------------
                                                                           562,441
                                                                      ------------

                 TOTAL COMMON STOCKS (Cost $14,200,034)                 15,472,569
                                                                      ------------
                 SHORT TERM INVESTMENTS - 1.42%
         128,243 Merrimac Treasury Plus Series Fund, 4.11% (b)             128,243
          94,279 Merrimac US Government Series Fund, 4.12% (b)              94,279
                                                                      ------------
                 TOTAL SHORT TERM INVESTMENTS (Cost $222,522)              222,522
                                                                      ------------
                 Total Investments  (Cost $14,422,556) - 100.22%        15,695,091
                 Liabilities in Excess of Other Assets, Net (0.22)%        (34,673)
                                                                      ------------
                 TOTAL NET ASSETS - 100.00%                           $ 15,660,418
                                                                      ============


Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

                                Cost          Gross          Gross          Net
                                 of         Unrealized     Unrealized    Unrealized
                             Investments   Appreciation   Depreciation   Gain/(Loss)
                             -------------------------------------------------------
Memorial Value Equity Fund   $14,574,521   $  1,376,796   $  (256,226)   $ 1,120,570

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a)   Non-income producing security
(b) Variable rate security; the yield shown represents the rate at March 31, 2006.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant) Memorial Funds

By /s/ Carl C. Peterson
   ------------------------------------
   Carl C. Peterson, President

Date: May 30, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Carl C. Peterson
   -------------------------------------
   Carl C. Peterson, President

Date: May 30, 2006


By /s/ Thomas W. Alesi
   -------------------------------------
   Thomas W. Alesi, Treasurer

Date: May 30, 2006